5. Other Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016 [1]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total other expenses	$ 1,407,054	$ 2,075,996	$ 2,245,605
Rental costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total other expenses	25,418	24,012	0
Staff costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total other expenses	217,884	249,624	252,850
Sundry operating expenses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total other expenses	202,188	623,165	202,932
Taxation on buildings [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total other expenses	171,907	175,699	172,120
Administrative and other expenses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total other expenses	105,933	157,315	153,930
Maintenance expenses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total other expenses	243,223	260,287	260,156
Insurance costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total other expenses	23,330	24,838	120,949
Legal expenses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total other expenses	89,780	84,886	128,166
Professional fees [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total other expenses	254,664	329,952	488,327
Bank fees [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total other expenses	12,122	15,919	26,407
Licenses, registration & fees [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total other expenses	7,483	6,346	7,411
Non-employee stock based compensation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total other expenses	20,210	95,419	370,040
Travel expense [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total other expenses	$ 32,912	$ 28,534	$ 62,317

[1]	Restated for discontinued operations (see note 9 - Discontinued Operations)